Offerings - Offering: 1	Jan. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.0001 per share
Amount Registered | shares	4,312,500
Proposed Maximum Offering Price per Unit	4.50
Maximum Aggregate Offering Price	$ 19,406,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,680.00
Offering Note	Includes ordinary shares that are issuable upon the exercise of the underwriters’ over-allotment option, if any. Also includes ordinary shares initially offered and sold outside the United States that may be resold from time to time in the United States either as part of their distribution or within 40 days after the later of the effective date of this registration statement and the date the shares are first bona fide offered to the public. These ordinary shares are not being registered for the purpose of sales outside the United States.

Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(a) under the Securities Act of 1933.